Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Retirement benefits	$ 550,034	$ 535,260
Other liabilities and reserves	128,848	113,257
Long-term contracts	46,006	26,714
Stock-based incentive compensation	64,267	59,274
Loss carryforwards	340,676	286,180
Unrealized currency exchange gains and losses	25,182	14,639
Inventory	18,668	15,570
Foreign tax credit carryforward	51,875	25,195
Depreciation and amortization	(571,107)	(527,860)
Valuation allowance	(348,837)	(273,413)
Net deferred tax asset	305,612	274,816
Change in net deferred tax asset:
Provision for deferred tax	74,139	1,368	56,452
Items of other comprehensive (loss) income	(49,882)	(194,746)
Acquisitions and other	6,539	(81,067)
Total change in net deferred tax	$ 30,796	$ (274,445)